OTHER REAL ESTATE HELD FOR SALE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Changes in other real estate held for sale
Balance at the beginning of the period	$ 3,162	$ 5,562
Other real estate transferred from loans due to foreclosure	1,352	4,194
Other real estate sold	(775)	(5,457)
Writedowns of other real estate held for sale	(496)	(855)
Loss on other real estate held for sale	(31)	(282)
Balance at the end of the period	$ 3,212	$ 3,162